Segmented Information	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segmented Information

20.	Segmented Information

Operations by reportable segment for the six months ending June 30, 2025 and 2024 are as follows:

	Six Months Ended June 30, 2025
	Wholesale Concentrates	Retail	Corporate & Other	Total
Net revenue	$15,457,353	$2,632,565	$-	$18,089,918
Cost of sales	11,723,316	1,783,829	-	13,507,145
Gross profit	3,734,037	848,736	-	4,582,773

Operating expenses
Advertising and promotion	48,420	51,386	101,418	201,224
Depreciation and amortization	541,700	4,751	558,064	1,104,515
Wages and salaries	999,642	475,300	2,349,314	3,824,256
Office and general expenses	1,425,304	182,565	87,002	1,694,871
License and compliance	240,750	47,687	87,499	375,936
Research and development expenses	19,198	-	-	19,198
Legal and professional fees	255,763	25,514	544,930	826,207
Insurance expenses	10,379	(1,597)	212,570	221,352
Excise and other taxes	39,380	16,882	51,318	107,580
Lease expenses	136,480	121,954	83,301	341,735
Travel and business development	95,377	1,827	49,399	146,603
Total operating expenses	3,812,393	926,269	4,124,815	8,863,477

Loss from operations	(78,356)	(77,533)	(4,124,815)	(4,280,704)

Other expense
Interest expense	63,045	1,044	1,107,800	1,171,889
Change in fair value derivative liability	-	-	(4,105,121)	(4,105,121)
Other expense (income)	-	-	(9,053)	(9,053)
Total other expense	63,045	1,044	(3,006,374)	(2,942,285)

Loss before provision for income taxes	(141,401)	(78,577)	(1,118,441)	(1,338,419)

Provision for income taxes	-	-	1,329,004	1,329,004
Net loss and comprehensive loss	(141,401)	(78,577)	(2,447,445)	(2,667,423)

Foreign currency translation	-	-	343	343
Net loss and comprehensive loss attributable to non-controlling interest	-	-	-	-
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.	$(141,401)	$(78,577)	$(2,447,788)	$(2,667,766)

	Six Months Ended June 30, 2024
	Wholesale Concentrates	Retail	Corporate & Other	Total
Net revenue	$13,606,075	$2,135,925	$-	$15,742,000
Cost of sales	8,857,581	1,070,477	-	9,928,058
Gross profit	4,748,494	1,065,448	-	5,813,942

Operating expenses
Advertising and promotion	111,722	115,020	19,099	245,841
Depreciation and amortization	741,520	55,791	38,237	835,548
Wages and salaries	679,031	459,139	1,074,824	2,212,994
Office and general expenses	544,895	217,239	32,484	794,618
License and compliance	48,894	23,147	286	72,327
Research and development expenses	12,971	-	-	12,971
Legal and professional fees	91,830	34,021	431,694	557,545
Insurance expenses	(1,375)	33,529	189,528	221,682
Excise and other taxes	16,699	33,037	50,300	100,036
Lease expenses	14,675	12,500	305,261	332,436
Other (gains) losses	-	(25,093)	7,812	(17,281)
Travel and business development	31,021	11,857	141,099	183,977
Total operating expenses	2,291,883	970,187	2,290,624	5,552,694

Income (loss) from operations	2,456,611	95,261	(2,290,624)	261,248

Other expense
Interest expense	117,221	99,920	3,908,246	4,125,387
Change in fair value derivative liability	-	-	(259,391)	(259,391)
Loss on extinguishment of debt	-	-	2,883,245	2,883,245
Total other expense	117,221	99,920	6,532,100	6,749,241

Income (loss) before provision for income taxes	2,339,390	(4,659)	(8,822,724)	(6,487,993)

Provision for income taxes	323	-	1,760,986	1,761,309
Net income (loss) and comprehensive income (loss)	2,339,067	(4,659)	(10,583,710)	(8,249,302)

Foreign currency translation	-	-	(151,794)	(151,794)
Net loss and comprehensive loss attributable to non-controlling interest	-	-	-	-
Net income (loss) and comprehensive income (loss) attributable to shareholders of Leef Brands, Inc.	$2,339,067	$(4,659)	$(10,431,916)	$(8,097,508)

23.	Segmented Information

Operations by reportable segment for the year ending December 31, 2024 and 2023 are as follows:

	Year Ended December 31, 2024
	Wholesale Concentrates	Retail	Corporate & Other	Total
Net revenue	$24,586,764	$3,908,683	$-	$28,495,447
Cost of sales	17,544,172	2,011,107	-	19,555,279
Gross profit	7,042,592	1,897,576	-	8,940,168

Operating expenses
Advertising and promotion	176,777	236,856	27,233	440,866
Depreciation and amortization	1,731,522	117,032	52,265	1,900,819
Wages and salaries	2,041,058	847,036	2,990,555	5,878,649
Office and general expenses	1,706,632	541,955	734,900	2,983,487
Research and development expenses	18,739	-	244	18,983
Legal and professional fees	307,950	54,066	1,011,899	1,373,915
Insurance expenses	2,197	45,989	386,952	435,138
Excise and other taxes	55,450	-	-	55,450
Lease expenses	60,124	(17,000)	672,994	716,118
Loss on impairment of goodwill, intangible and long-lived assets	-	2,414,485	246,899	2,661,384
Other (gains) losses	-	(6,415)	7,812	1,397
Travel and business development	80,175	18,401	361,231	459,807
Total operating expenses	6,180,624	4,252,405	6,492,984	16,926,013

Loss from operations	861,968	(2,354,829)	(6,492,984)	(7,985,845)

Other expense
Interest expense	1,257,809	201,376	3,696,103	5,155,288
Loss (gain) on extinguishment of debt	-	-	2,935,029	2,935,029
Change in fair value of contingent consideration	-	-	(855,000)	(855,000)
Change in fair value derivative liability	12,727	-	6,100,758	6,113,485
Other expense (income)	(8,902)	-	(11,474)	(20,376)
Total other expense	1,261,634	201,376	11,865,416	13,328,426

Loss before provision for income taxes	(399,666)	(2,556,205)	(18,358,400)	(21,314,271)

Provision for income taxes	323	-	3,306,920	3,307,243
Net loss and comprehensive loss	(399,989)	(2,556,205)	(21,665,320)	(24,621,514)

Foreign currency translation	-	-	7,314	7,314
Net loss and comprehensive loss attributable to non-controlling interest	-	-	-	-
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.	$(399,989)	$(2,556,205)	$(21,672,634)	$(24,628,828)

	Year Ended December 31, 2023
	Wholesale Concentrates	Retail	Corporate & Other	Total
Net revenue	$26,269,738	$4,339,613	$-	$30,609,351
Cost of sales	18,235,881	2,355,536	-	20,591,417
Gross profit	8,033,857	1,984,077	-	10,017,934

Operating expenses
Advertising and promotion	452,657	223,495	18,669	694,821
Depreciation and amortization	1,784,858	111,849	47,397	1,944,104
Wages and salaries	2,384,726	772,196	2,699,164	5,856,086
Office and general expenses	1,455,601	450,226	928,471	2,834,298
Research and development expenses	78,527	-	123,897	202,424
Legal and professional fees	204,080	39,152	1,545,786	1,789,018
Insurance expenses	9,201	24,698	428,678	462,577
Excise and other taxes	75,508	(50,976)	-	24,532
Lease expenses	587,503	30,875	83,547	701,925
Loss on impairment of goodwill, intangible and long-lived assets	-	-	30,026,458	30,026,458
Other (gains) losses	1,199,737	11,593	-	1,211,330
Travel and business development	313,248	20,363	207,453	541,064
Total operating expenses	8,545,646	1,633,471	36,109,520	46,288,637

Income (loss) from operations	(511,789)	350,606	(36,109,520)	(36,270,703)

Other expense
Interest expense	228,447	192,943	4,154,188	4,575,578
Loss (gain) on extinguishment of debt	-	-	(1,978)	(1,978)
Change in fair value of contingent consideration	-	-	-	-
Change in fair value derivative liability	-	-	(399,066)	(399,066)
Other expense (income)	-	-	(516,974)	(516,974)
Total other expense	228,447	192,943	3,236,170	3,657,560

Income (loss) before provision for income taxes	(740,236)	157,663	(39,345,690)	(39,928,263)

Provision for income taxes	-	-	(4,959,178)	(4,959,178)
Net income (loss) and comprehensive income (loss)	(740,236)	157,663	(34,386,512)	(34,969,085)

Foreign currency translation	-	-	(174,961)	(174,961)
Net income and comprehensive income attributable to non-controlling interest	-	-	(142,689)	(142,689)
Net income (loss) and comprehensive income (loss) attributable to shareholders of Leef Brands, Inc.	$(740,236)	$157,663	$(34,068,862)	$(34,651,435)